Gallery Trust

Mondrian International Value

Equity Fund

July 31, 2023

(Unaudited)

Schedule of Investments

COMMON STOCK — 99.1%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.6%
Aurizon Holdings Ltd	5,012,820	$12,828,693
Total Australia		12,828,693

FINLAND — 0.4%
UPM-Kymmene	93,831	3,105,347
Total Finland		3,105,347

FRANCE — 9.0%
Bouygues SA	392,893	14,069,846
Cie de Saint-Gobain SA	178,850	12,089,827
Kering SA	39,333	22,644,045
Sanofi SA	205,438	21,930,704
Total France		70,734,422

GERMANY — 8.4%
Allianz SE	91,376	21,841,828
Continental AG	165,859	13,243,189
Evonik Industries AG	909,897	18,818,211
HeidelbergCement AG	154,679	12,534,186
Total Germany		66,437,414

HONG KONG — 5.6%
CK Hutchison Holdings Ltd	3,429,000	21,148,482
Jardine Matheson Holdings Ltd	264,015	13,044,205
WH Group Ltd	18,999,139	10,280,471
Total Hong Kong		44,473,158

ITALY — 7.3%
Enel SpA	3,785,490	26,105,105
Eni SpA	764,834	11,675,597
Snam SpA	3,708,106	19,496,606
Total Italy		57,277,308

JAPAN — 28.1%
FUJIFILM Holdings Corp	301,600	17,483,536

Gallery Trust

Mondrian International Value

Equity Fund

July 31, 2023

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
JAPAN (continued)
Fujitsu Ltd	172,500	$22,292,289
Hitachi Ltd	197,200	12,888,382
Honda Motor Co Ltd	614,400	19,490,298
Kao Corp	155,900	5,919,740
Kyocera Corp	246,700	13,255,367
MINEBEA MITSUMI	308,100	5,691,398
Mitsubishi Electric Corp	668,500	9,637,602
Nippon Telegraph & Telephone Corp	9,045,000	10,356,943
Secom Co Ltd	192,200	12,879,082
Sekisui Chemical Co Ltd	834,100	12,658,222
Sony Corp Group	264,200	24,727,255
Sumitomo Metal Mining	277,300	9,578,267
Takeda Pharmaceutical Co Ltd	607,800	18,546,092
Tokio Marine Holdings Inc	415,256	9,512,665
Toyota Industries Corp	234,400	16,904,678
Total Japan		221,821,816

NETHERLANDS — 3.0%
Koninklijke Philips NV *	1,125,334	23,395,069
Total Netherlands		23,395,069

SINGAPORE — 4.2%
Singapore Telecommunications Ltd	4,710,802	9,423,376
United Overseas Bank Ltd	1,038,940	23,517,273
Total Singapore		32,940,649

SPAIN — 3.3%
Banco Santander SA	6,531,335	26,452,086
Total Spain		26,452,086

SWEDEN — 0.9%
Telia Co AB	3,482,970	7,487,803
Total Sweden		7,487,803

Gallery Trust

Mondrian International Value

Equity Fund

July 31, 2023

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SWITZERLAND — 3.1%
Novartis AG	234,583	$24,497,992
Total Switzerland		24,497,992

TAIWAN — 0.9%
Taiwan Semiconductor Manufacturing Co Ltd	379,000	6,813,835
Total Taiwan		6,813,835

UNITED KINGDOM — 23.3%
Associated British Foods PLC	624,128	16,419,995
BP PLC	2,919,971	18,099,690
GSK PLC	1,200,818	21,337,670
Imperial Brands PLC	947,810	22,375,181
Kingfisher PLC	4,671,822	14,731,159
Lloyds Banking Group PLC	39,833,773	22,971,094
Shell PLC	645,738	19,607,245
SSE PLC	556,829	12,044,703
Tesco PLC	5,392,507	17,854,838
WPP PLC	1,677,266	18,330,870
Total United Kingdom		183,772,445

Total Common Stock
(Cost $751,505,677)		782,038,037
Total Value of Securities — 99.1%
(Cost $751,505,677)		$782,038,037

Percentages are based on Net Assets of $789,188,368.

*	Non-income producing security.

Ltd — Limited
PLC — Public Limited Company

MON-QH-001-1500

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

July 31, 2023

(Unaudited)

Schedule of Investments

COMMON STOCK — 92.1%
	Number of Shares	Value (U.S. $)
BRAZIL — 8.5%
Hypera SA *	21,700	$198,105
Itau Unibanco Holding SA Sponsored ADR *	29,198	175,480
Petroleo Brasileiro ADR	33,847	496,874
Suzano SA	47,700	484,994
Vale Sponsored ADR Class B	28,353	414,804
Total Brazil		1,770,257

CANADA — 1.7%
Barrick Gold Corp US	20,400	352,716
Total Canada		352,716

CHILE — 1.0%
Sociedad Quimica y Minera de Chile Sponsored ADR	2,933	216,133
Total Chile		216,133

CHINA — 32.3%
Alibaba Group Holding Ltd *	95,784	1,197,469
Autohome Inc Sponsored ADR	12,269	392,240
Baidu Inc Sponsored ADR *	2,254	351,602
China Medical System Holdings Ltd	159,000	267,076
China Merchants Bank Class A	102,700	511,003
China Yangtze Power Class A	71,900	215,899
CSPC Pharmaceutical Group Ltd	441,520	367,419
Gree Electric Appliances Inc Class A	73,496	398,602
Jiangsu Yanghe Brewery Joint-Stock Co Ltd Class A	14,012	287,504
LONGi Green Energy Technology Class A	75,300	314,507
Midea Group Co Ltd Class A	49,003	406,738
NetEase Inc	10,586	230,074
Ping An Insurance Group Co of China Ltd Class H	107,000	771,743
Tencent Holdings Ltd	4,500	204,490
Tingyi Cayman Islands Holding Corp Class H	148,000	228,483
Wuliangye Yibin Class A	12,500	316,578
Xinyi Solar Holdings Ltd	262,000	282,194
Total China		6,743,621

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

July 31, 2023

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
HONG KONG — 1.4%
WH Group Ltd	535,228	$289,613
Total Hong Kong		289,613

INDIA — 10.7%
Axis Bank Inc	36,645	424,999
HCL Technologies Ltd	16,150	219,270
HDFC Bank	38,798	778,895
Infosys Ltd Sponsored ADR	13,765	229,325
Jio Financial Services Ltd	7,528	23,966
Power Grid Corp of India Ltd	98,810	319,621
Reliance Industries Ltd	7,528	233,326
Total India		2,229,402

INDONESIA — 2.5%
Bank Rakyat Indonesia Persero Tbk PT	1,392,839	521,853
Total Indonesia		521,853

MEXICO — 1.7%
Grupo Financiero Banorte SAB de CV Sponsored Class O	37,135	352,123
Total Mexico		352,123

PERU — 2.6%
Credicorp Ltd	3,449	541,665
Total Peru		541,665

RUSSIA — 0.0%
LUKOIL PJSC Sponsored ADR *	6,040	6
Total Russia		6

SAUDI ARABIA — 1.6%
Saudi National Bank	32,253	331,417
Total Saudi Arabia		331,417

SOUTH KOREA — 8.8%
KT	3,295	76,258
LG Chem Ltd	416	211,484

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

July 31, 2023

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH KOREA (continued)
Samsung Electronics Co Ltd	7,268	$397,997
Samsung Fire & Marine Insurance Co Ltd	1,793	343,225
Shinhan Financial Group Co Ltd	13,524	371,879
SK Hynix Inc	4,390	425,000
Total South Korea		1,825,843

TAIWAN — 14.2%
CTBC Financial Holding Co Ltd	327,000	273,137
Delta Electronics Inc	9,000	104,673
Hon Hai Precision Industry Co Ltd	152,000	524,780
MediaTek Inc	19,000	417,164
Taiwan Semiconductor Manufacturing Co Ltd	91,000	1,636,040
Total Taiwan		2,955,794

UNITED ARAB EMIRATES — 0.6%
Adnoc Gas *	136,671	128,749
Total United Arab Emirates		128,749

UNITED KINGDOM — 3.8%
Mondi PLC	18,912	331,417
Unilever PLC	8,572	461,022
Total United Kingdom		792,439

UNITED STATES — 0.7%
KT ADR	11,837	138,848
Total United States		138,848

Total Common Stock
(Cost $18,471,411)		19,190,479
PREFERRED STOCK — 6.5%

BRAZIL — 1.1%
Itausa SA Pref^ *	116,618	242,176

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

July 31, 2023

(Unaudited)

PREFERRED STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH KOREA — 5.4%
LG Chem Ltd Pref^	750	230,946
Samsung Electronics Co Ltd^	19,729	888,435
		1,119,381
Total Preferred Stock
(Cost $1,194,400)		1,361,557
Total Value of Securities — 98.6%
(Cost $19,665,811)		$20,552,036

Percentages are based on Net Assets of $20,847,054.

*	Non-income producing security.
^	There is currently no rate available.

ADR — American Depositary Receipt
Ltd — Limited
PLC — Public Limited Company

MON-QH-001-1500

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

July 31, 2023

(Unaudited)

Schedule of Investments

COMMON STOCK — 98.0%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 4.4%
Aurizon Holdings Ltd	30,734	$78,654
Total Australia		78,654

CANADA — 7.3%
Enbridge Inc	1,837	67,537
TC Energy	1,777	63,687
Total Canada		131,224

CHILE — 3.9%
Enel Americas SA *	526,148	71,119
Total Chile		71,119

CHINA — 6.7%
Guangdong Investment Ltd	68,000	58,767
Jiangsu Expressway Co Ltd Class H	68,000	62,168
Total China		120,935

FRANCE — 11.0%
Eiffage SA	735	76,466
Rubis SCA	2,621	64,610
Veolia Environnement SA	1,783	58,028
Total France		199,104

ITALY — 11.7%
Enav	16,393	70,367
Enel SpA	11,002	75,871
Snam SpA	12,400	65,197
Total Italy		211,435

MALAYSIA — 3.5%
Westports Holdings	82,400	63,961
Total Malaysia		63,961

MEXICO — 6.7%
Aeroportuario Centro Norte SAB de CV Class B	4,412	49,735

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

July 31, 2023

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
MEXICO (continued)
Promotora y Operadora de Infraestructura SAB de CV	6,928	$72,064
Total Mexico		121,799

PORTUGAL — 3.8%
EDP - Energias de Portugal SA	14,678	68,589
Total Portugal		68,589

SPAIN — 11.4%
Cellnex Telecom *	1,598	65,256
Iberdrola SA	6,278	78,380
Red Electrica Corp SA	3,741	62,542
Total Spain		206,178

UNITED KINGDOM — 3.3%
SSE PLC	2,723	58,901
Total United Kingdom		58,901

UNITED STATES — 24.3%
American Tower REIT	386	73,460
CSX Corp	2,097	69,872
Edison International	984	70,808
Eversource Energy	979	70,811
HCA Healthcare Inc	284	77,478
Norfolk Southern	327	76,384
Total United States		438,813

Total Common Stock
(Cost $1,735,711)		1,770,712

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

July 31, 2023

(Unaudited)

RIGHTS — 0.1%
	Number of Rights	Value (U.S. $)
Iberdrola * (A)(B)	6,278	$2,114

Total Rights
(Cost $–)		2,114
Total Value of Securities — 98.1%
(Cost $1,735,711)		$1,772,826

Percentages are based on Net Assets of $1,807,251.

*	Non-income producing security.
(A)	Expiration date is unavailable.
(B)	Strike price is unavailable.

Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

MON-QH-001-1500

Gallery Trust

Mondrian Global Equity

Value Fund

July 31, 2023

(Unaudited)

Schedule of Investments

COMMON STOCK — 97.2%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.3%
Aurizon Holdings Ltd	819,037	$2,096,060
Total Australia		2,096,060

BRAZIL — 1.1%
Hypera SA *	185,400	1,692,565
Total Brazil		1,692,565

CANADA — 1.5%
TC Energy	66,283	2,375,562
Total Canada		2,375,562

CHINA — 4.3%
Alibaba Group Holding Ltd *	212,300	2,654,124
Autohome Inc ADR	33,483	1,070,452
Midea Group Co Ltd Class A	193,055	1,602,410
Ping An Insurance Group Co of China Ltd Class H	204,000	1,471,361
Total China		6,798,347

FRANCE — 2.1%
Sanofi SA	31,085	3,318,354
Total France		3,318,354

GERMANY — 1.1%
Continental AG	22,549	1,800,449
Total Germany		1,800,449

HONG KONG — 0.9%
WH Group Ltd	2,652,457	1,435,250
Total Hong Kong		1,435,250

INDIA — 1.5%
HDFC Bank	114,828	2,305,242
Total India		2,305,242

Gallery Trust

Mondrian Global Equity

Value Fund

July 31, 2023

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
ITALY — 4.3%
Enel SpA	602,321	$4,153,664
Snam SpA	489,305	2,572,684
Total Italy		6,726,348

JAPAN — 15.9%
Fujitsu Ltd	30,000	3,876,920
Hitachi Ltd	55,100	3,601,165
SCSK Corp	129,700	2,153,841
Sekisui Chemical Co Ltd	159,200	2,416,004
Sony Corp Group	50,300	4,707,726
Sumitomo Metal Mining	28,700	991,332
Sundrug Co Ltd	142,500	4,202,931
Toyota Industries Corp	46,700	3,367,954
Total Japan		25,317,873

NETHERLANDS — 2.2%
Koninklijke Philips NV	166,214	3,455,497
Total Netherlands		3,455,497

PERU — 0.9%
Credicorp Ltd	8,696	1,365,707
Total Peru		1,365,707

SOUTH KOREA — 1.5%
LG Chem Ltd	1,762	895,756
Samsung Electronics Co Ltd	27,241	1,491,721
Total South Korea		2,387,477

TAIWAN — 1.4%
Taiwan Semiconductor Manufacturing Co Ltd	121,000	2,175,393
Total Taiwan		2,175,393

UNITED KINGDOM — 7.7%
Associated British Foods PLC	108,779	2,861,834
GSK PLC	114,796	2,039,842
Imperial Brands PLC	162,254	3,830,369

Gallery Trust

Mondrian Global Equity

Value Fund

July 31, 2023

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM (continued)
Lloyds Banking Group PLC	5,920,863	$3,414,407
Total United Kingdom		12,146,452

UNITED STATES — 49.5%
Communication Services — 3.3%
Meta Platforms Inc Class A *	16,615	5,293,539

Consumer Discretionary — 2.7%
Amazon.com *	31,409	4,198,755

Consumer Staples — 5.5%
Colgate-Palmolive	48,168	3,673,292
Dollar Tree Inc *	5,039	777,669
Walmart Inc	26,642	4,258,990
		8,709,951
Energy — 1.6%
Exxon Mobil Corp	23,507	2,520,891

Financials — 8.5%
Berkshire Hathaway Class B *	10,748	3,782,866
S&P Global Inc	5,737	2,263,304
Visa Inc Class A	11,142	2,648,788
Wells Fargo & Co	102,544	4,733,431
		13,428,389
Health Care — 12.6%
AbbVie Inc	30,839	4,612,898
Centene Corp *	52,657	3,585,415
Fortrea Holdings *	18,512	591,644
HCA Healthcare Inc	11,430	3,118,218
Johnson & Johnson	24,419	4,090,915
Laboratory Corp of America Holdings	18,659	3,991,719
		19,990,809
Industrials — 2.8%
L3Harris Technologies Inc	8,243	1,561,966
Stericycle Inc *	67,276	2,858,557
		4,420,523

Gallery Trust

Mondrian Global Equity

Value Fund

July 31, 2023

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Information Technology — 8.1%
CDW	11,635	$2,176,559
Dell Technologies Inc Class C	69,255	3,664,975
Micron Technology Inc	31,951	2,280,982
Microsoft Corp	14,021	4,709,934
		12,832,450
Materials — 2.3%
DuPont de Nemours	46,565	3,614,841

Real Estate — 2.1%
American Tower REIT	17,757	3,379,335

Total United States		78,389,483

Total Common Stock
(Cost $139,912,753)		153,786,059
PREFERRED STOCK — 1.8%

SOUTH KOREA — 1.8%
Samsung Electronics Co Ltd^	63,975	2,880,920

Total Preferred Stock
(Cost $3,018,902)		2,880,920
Total Value of Securities — 99.0%
(Cost $142,931,655)		$156,666,979

Percentages are based on Net Assets of $158,187,628.

*	Non-income producing security.
^	There is currently no rate available.

ADR — American Depositary Receipt
Ltd — Limited
PLC — Public Limited Company

Gallery Trust

Mondrian Global Equity

Value Fund

July 31, 2023

(Unaudited)

REIT — Real Estate Investment Trust

MON-QH-001-1500